SUBSEQUENT EVENTS - Sponsor Support Combination Agreement (Details) - Subsequent events - Amendment to the Sponsor Support Combination Agreement - Sponsor	Oct. 04, 2023 USD ($) shares
Promissory note
SUBSEQUENT EVENTS
Repayment of debt in cash	$ 500,000
Aggregate outstanding amount of debt	$ 500,000
Term of debt instrument	12 months
Debt instrument, interest rate	8.00%
Private Placement Warrants
SUBSEQUENT EVENTS
Number of warrants surrendered | shares	291,872
Number of warrants issued | shares	291,872
Class A Common Stock
SUBSEQUENT EVENTS
Number of shares surrendered | shares	1,507,000
Value of shares surrendered	$ 0
Shares surrendered for cancellation as Minimum cash condition is not satisfied | shares	310,000
Minimum
SUBSEQUENT EVENTS
Cash available at closing	$ 21,900,000
Value of shares surrendered for cancellation as Minimum cash condition is not satisfied	21,900,000
Maximum
SUBSEQUENT EVENTS
Value of shares surrendered for cancellation as Minimum cash condition is not satisfied	$ 25,000,000